Disclosure of finance income (cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
(Loss) gain from investment in marketable securities	$ (2,600)	$ 6,281
Gain from investment in silver futures derivatives	1,206	0
Interest income and other	1,360	183
Loss from fair value adjustment of prepayment facilities	0	(1,255)
Investment and other income (loss)	$ (34)	$ 5,209